Income Taxes - Schedule of Components of Income Taxes Expense (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current:
U.S. federal
U.S. state and local
China
Total current income taxes expense
Deferred:
U.S. federal			(3,585,262)	(4,874)
U.S. state and local			(1,213,867)	(1,650)
China			77,641	93,437
Total deferred income taxes (benefit)			(4,721,488)	86,913
Change in valuation allowance			4,721,488	(86,913)
Total income taxes expense